Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Summary of significant accounting policies

2. Summary of significant accounting policies

The principal accounting policies applied in the preparation of these consolidated financial statements are included below. These policies have been consistently applied to all of the years presented, unless otherwise stated.

(a)Basis of preparation

The consolidated financial statements of the Company have been prepared in accordance with and comply with IFRS as issued by the IASB.

The consolidated financial statements of the Company have been prepared on a historical cost basis.

The preparation of the consolidated financial statements in conformity with IFRS requires the application of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the accounting policies. The areas involving a greater degree of judgment or complexity, or areas in which assumptions and estimates are significant to the consolidated financial statements, are disclosed in Note 3.

Going concern

These consolidated financial statements have been prepared by management on the assumption that the Company will be able to continue as a going concern, which presumes that the Company will, for the foreseeable future, be able to realize its assets and discharge its liabilities in the normal course of business.

Through December 31, 2022, the Company funded its operations with proceeds from sales of equity financings, collaboration and licensing agreements, government grants and borrowings under various agreements. Since inception the Company has incurred recurring net losses. The Dutch Research and Development Act (WBSO) provides compensation for a part of research and development wages and other costs through a reduction in payroll taxes. WBSO grant amounts are offset against wages and salaries and included in research and development expenses in the consolidated statements of loss and comprehensive loss.

As of December 31, 2022, the Company had an accumulated deficit of $108.1 million. The Company expects to continue to generate operating losses in the foreseeable future. The Company expects that its cash, cash equivalents and investments of $132.9 million as of December 31, 2022 will be sufficient to fund its operating expenses and capital expenditure requirements for at least the next 12 months following the issuance of these financial statements. Accordingly, the consolidated financial statements have been prepared on a going concern basis.

Until we can generate sufficient product revenue to satisfy our cash requirements, which we may never do, we expect to finance our future cash needs through a combination of public or private equity offerings, debt financings, collaborations, strategic alliances, licensing arrangements and other marketing or distribution arrangements. Disruptions in the financial markets in general may make equity and debt financing more difficult to obtain and may have a material adverse effect on our ability to meet our fundraising needs. If we are unable to obtain sufficient funding in a timely manner or on commercially acceptable terms, we may have to delay, reduce the scope of, or eliminate one or more of our research programs, and consider other cost reduction initiatives, such as downsizing our operations or withholding initiation or expansion of clinical trials or research. In addition, in the event we are not able to generate sufficient funds, we may be unable to continue as a going concern and our business, financial condition and/or results of operations could be materially and adversely affected and could reduce the price of our common shares and we may ultimately go into insolvency. In addition, any perceived or actual inability by us to finance our clinical development activities and other business activities may cause the market price of our common shares to decline.

Global Conditions

In March 2020, the COVID-19 virus caused a worldwide pandemic. Although the pandemic has impacted the timing of onboarding investigational sites and enrolling patients in our ongoing Phase 1/2a clinical trial for LAVA-051 and LAVA-1207, to date we have not experienced any material business disruption or impact to our consolidated financial statements as a result of the pandemic.

In addition, there may be adverse effects on our business condition and results from general economic and market conditions and overall fluctuations in the United States and international equity markets, including deteriorating market conditions due to investor concerns regarding inflation and hostilities between Russia and Ukraine.

(b)Basis of consolidation

Subsidiaries are all entities over which the Company has control. Control is achieved when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated from the date on which control over the subsidiary is transferred to the Company and are deconsolidated from the date that control over the subsidiary ceases.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies. All intercompany assets and liabilities, equity, income, expenses, and cash flows relating to transactions between members of the Company are eliminated in full on consolidation. Certain prior year amounts have been reclassified to reflect current year presentation.

c)Foreign currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates. The Company’s consolidated financial statements are presented in USD. The parent company, LAVA Therapeutics N.V., has the functional currency of EUR. The subsidiary company, LAVA Therapeutics, Inc., has the functional currency of USD.

Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates are recognized within foreign currency exchange gain (loss), net, in the consolidated statements of loss and comprehensive loss.

For presentation purposes in USD, all assets and liabilities denominated in foreign currencies are translated into USD using exchange rates in effect as of the date of the balance sheet date. Revenue and expense transactions are translated at the monthly average exchange rates, and certain specific equity transactions are translated at the exchange rate in effect at the time of the transaction. All resulting exchange differences were recognized within currency translation adjustment in the consolidated statements of loss and other comprehensive loss and as a separate component of shareholders’ equity.

d)Segment information

Operating segments are identified based on whether the allocation of resources and/ or the assessment of performance of a particular component of Company’s activities are regularly reviewed as a separate operating segment by Company’s Chief Operating Decision Maker. The Company’s business activities are organized into one reportable segment, which is consistent with the basis of the internal reports that the management regularly reviews in allocating resources and assessing performance.

e)Cash flow statement

The cash flow statement has been prepared using the indirect method. For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined below, net of outstanding bank overdrafts.

f)Research and License Revenue

We may enter into collaboration and licensing arrangements for research and development, manufacturing, and commercialization activities with counterparties for the development and commercialization of our product candidates. These arrangements may contain multiple components, such as (i) licenses, (ii) research and development activities, and (iii) the manufacturing of certain materials. Payments pursuant to these arrangements may include non-refundable and refundable payments, payments upon the achievement of significant regulatory, development and commercial milestones, sales of product at certain agreed-upon amounts, and royalties on product sales.

In determining the appropriate amount of revenue to be recognized as we fulfill our obligations under a collaboration agreement, we perform the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are capable of being distinct; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue as we satisfy each performance obligation.

g)Research and development expenses

The Company expenses research and development expenses as incurred and does not capitalize them. The Company’s research and development expenses consist primarily of costs incurred in performing research and development activities, including personnel-related expenses such as salaries, share-based compensation and benefits, facility costs, depreciation and external costs of outside vendors engaged to conduct preclinical and clinical development activities. The Company accounts for a governmental research and development payroll tax subsidy from Wet Bevordering Speur en Ontwikkelingswerk (WBSO) as a reduction of the research and development personnel-related expenses when incurred.

h)General and administrative expenses

The Company’s general and administrative expenses consist of personnel-related expenses for employees involved in general corporate functions, including accounting, finance, insurance, tax, legal and human relations, costs associated with outside professional fees such as legal counsel and auditors, costs associated with use by these functions of facilities and equipment, such as depreciation expenses, premises maintenance expenses and other general corporate expenses. General and administrative expenses are expensed as incurred.

i)Share-based awards

Share options granted to employees and consultants providing similar services are measured at the grant date fair value of the equity instruments granted. The grant date fair value is determined through the use of an option-pricing model considering the following variables:

a)	the exercise price of the option;
b)	the expected life of the option;
c)	the current value of the underlying shares;
d)	the expected volatility of the share price;
e)	the dividends expected on the shares; and
f)	the risk-free interest rate for the life of the option.

The Company accounts for these awards as equity-settled share-based payment awards. For the Company’s share option plans, management’s judgment is that the Black-Scholes valuation formula is the most appropriate method for determining the fair value of the options considering the terms and conditions attached to the grants made and to reflect exercise behavior. Prior to the Company’s IPO, as a private company there was no published share price information available. Consequently, the Company estimated the fair value of its shares and the expected volatility of that share value for option grants prior to the IPO. These assumptions and estimates are further discussed in Note 19 to the financial statements.

The result of the share option valuations and the related compensation expense that is recognized for the respective vesting periods during which services are received is dependent on the model and input parameters used. Even though management considers the fair values reasonable and defensible based on the methodologies applied and the information available, others might derive a different fair value for the options.

j)Employee benefits

The Company provides defined contribution plans to its employees. Contributions to defined contribution plans are expensed when employees provide services. The Company has no further payment obligations once the contributions have been paid. The Company’s post-employment schemes do not include any defined benefit plans. Expenses associated with the servicing of defined contribution plans were less than $0.1 million for each of the years ended December 31, 2022, 2021 and 2020.

k)Income taxes

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income. Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to tax payable or receivable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends. Current tax assets and liabilities are offset only if certain criteria are met.

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

●	temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss;
●	temporary differences related to investments in subsidiaries, associates, and joint arrangements to the extent that the Company is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and
●	taxable temporary differences arising on the initial recognition of goodwill.

Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.

Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be utilized.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

The measurement of deferred tax reflects the tax consequences that would follow from the manner in which the Company expects, at the reporting date, to recover or settle the carrying amount of its assets and liabilities.

l)Cash and cash equivalents

Cash and cash equivalents in the consolidated statements of financial position comprise of cash at banks and on hand and short-term deposits with a maturity of three months or less, which are subject to an insignificant risk of changes in value.

For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term deposits, as defined above, net of outstanding bank overdrafts.

m)Investments

Our investments in debt securities consist entirely of investments in U.S. Treasury securities, with maturities ranging from three months to one year. All of these investments are classified as current assets in our consolidated statements of financial position. We have the intent and ability to hold all investments in debt securities until maturity. Accordingly, all investments are recorded at amortized cost on our consolidated statements of financial position, with the amortization of premiums or discounts and earned interest income recorded in our consolidated statements of loss.

n)Property and equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. The cost of an item of property, plant and equipment is recognized as an asset if it is probable that future economic benefits associated with the item will flow to the entity and the cost of the item can be measured reliably.

Property, plant, and equipment include major expenditures for new assets, improvements and replacement assets that extend the useful lives of assets or increase their revenue-generating capacities. Repair and maintenance costs are expensed as incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Building improvements	10
Laboratory equipment	5
Office equipment	5
Information and communication equipment (ICT)	5

The estimated useful life for building improvements is the shorter of the estimated useful life and the lease term. Depreciation of property, plant and equipment used for laboratory equipment and ICT equipment is included within research and development expenses in the consolidated statements of loss and other comprehensive loss. Depreciation of all other property, plant and equipment is allocated between research and development and general and administrative expenses based on headcount.

The carrying amount of an item of property, plant and equipment is derecognized on disposal, or when no future economic benefits are expected from its use or disposal. The gain or loss arising from the derecognition of an item of property, plant, and equipment (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in “Gain / (loss) on disposal of non-current assets, net” in the consolidated statements of loss and other comprehensive loss when the asset is derecognized.

Management reviews the carrying amount of property, plant, and equipment for impairment when there is an indication that the carrying amount may exceed the expected recoverable amount.

o)Impairment of long-lived assets

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. An impairment loss is recognized in the consolidated statements of loss and other comprehensive loss consistent with the function of the assets, for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows. Prior impairments of non-financial assets (other than goodwill) are reviewed for possible reversal each reporting period.

p)Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.

q)Value added tax

Expenses and assets are recognized net of the amount of value added tax (VAT) except when the VAT incurred on a purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the cost of acquisition of the asset or as part of the expense item.

The net amount of the VAT recoverable from, or payable to, the taxation authority is included as part of receivables or payables in the consolidated statements of financial position.

r)Financial instruments

(i)	Financial assets

The Company’s financial assets are comprised of cash and cash equivalents, investments, trade and other receivables, security deposits, other current and non-current assets. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial asset, and follow our business model of standard working capital purposes. Purchases and sales of financial assets are recognized on the settlement date; the date that the Company receives or delivers the asset. The Company classifies its financial assets primarily as cash and cash equivalents and receivables. Receivables are non-derivative financial assets, with fixed or determinable payments that are not quoted in an active market. They are included in current assets.

Financial assets are derecognized when the rights to receive cash flows from the asset have expired, or the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full.

(ii)	Financial liabilities

The Company’s financial liabilities are comprised of trade and other payables, lease liabilities, and borrowings. All financial liabilities are recognized initially at fair value, adjusted for transaction costs.

After initial recognition, borrowings are subsequently measured at amortized cost using the effective interest method. The effective interest method amortization is included in finance costs in the consolidated statements of loss and other comprehensive loss.

Payables and borrowings are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least the next 12 months after the reporting date.

Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires.

(iii)	Fair value measurements

The Company does not hold any financial assets and financial liabilities other than those measured at amortized cost, as our business model is such that we have the intent to hold these instruments for the sole purpose of collecting contractual cash flows, and the contractual terms give rise to cash flows that are solely for payments of principal and interest. Management assessed that the carrying values of the Company’s financial assets and financial liabilities measured at amortized cost are a reasonable approximation of their fair values.

s)Leases

The Company is party to lease contracts relating to laboratory and office facilities located in the Netherlands and the U.S.

(i)	Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The recognized right-of-use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term. Right-of- use assets are subject to impairment.

(ii)	Lease liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments

(including in substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

In calculating the present value of lease payments, the Company uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

t)Revision of immaterial misstatements

During the year ended December 31, 2022, the Company identified misstatements in its historical accounting for foreign currency translations and share-based compensation expenses in the consolidated financial statements for certain prior periods. Management evaluated the misstatements and concluded that they were immaterial, either individually or in the aggregate, to its current or previously issued consolidated financial statements. As a result, certain comparative amounts in the consolidated statements of profit and loss and comprehensive profit and loss, financial position, changes in equity and cash flows have been revised to correct for such immaterial misstatements with respect to foreign currency translations and share-based compensation expenses. Such revisions and their impact are disclosed more fully in Note 23, “Revision of Immaterial Misstatements.”